OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

10. OTHER CURRENT LIABILITIES

As of December 31, 2022, and 2021, accrued expenses consisted of the following:

	December 31,
	2022	2021
Customer prepayments	$276,000	$259,000
Accrued legal liabilities	681,000	-
Dividends payable	639,000	-
Other accrued liabilities	120,000	46,000
Accrued payroll and payroll taxes	255,000	214,000
Total other current liabilities	$1,971,000	$519,000